Exhibit 99.1

Huntington Auto Trust 2012-1

Collection Period Beginning Date	10/1/2012
Collection Period Ending Date	10/31/2012
Collection Period	8
Payment Date	11/15/2012

	1. DEAL SUMMARY
			(A)	(B)	(C)
			Beginning Period	Principal Distribution	Ending Period
		Ratio	Balance	Amount	Balance
(1)	Class A-1 Notes	1.7%	$17,312,094.45	$17,312,094.45	$0.00
(2)	Class A-2 Notes	32.7%	$330,000,000.00	$18,366,295.78	$311,633,704.22
(3)	Class A-3 Notes	44.0%	$444,000,000.00	$0.00	$444,000,000.00
(4)	Class A-4 Notes	14.2%	$143,250,000.00	$0.00	$143,250,000.00
(5)	Class B Notes	1.9%	$19,500,000.00	$0.00	$19,500,000.00
(6)	Class C Notes	3.2%	$31,850,000.00	$0.00	$31,850,000.00
(7)	Class D Notes	2.3%	$23,400,000.00	$0.00	$23,400,000.00

(8)	Total Note Balance	100.0%	$1,009,312,094.45	$35,678,390.23	$973,633,704.22

(9)	Overcollateralization		$8,450,000.00	$0.00	$8,450,000.00
(10)	Reserve Account Balance		$3,250,000.00	$0.00	$3,250,000.00

(11)	Net Pool Balance		$1,017,762,094.45	$35,678,390.23	$982,083,704.22

				Beginning Period	Interest Distribution
			Coupon Rate	Balance	Amount
(12)	Class A-1 Notes		0.34160%	$17,312,094.45	$5,092.45
(13)	Class A-2 Notes		0.54000%	$330,000,000.00	$148,500.00
(14)	Class A-3 Notes		0.81000%	$444,000,000.00	$299,700.00
(15)	Class A-4 Notes		1.18000%	$143,250,000.00	$140,862.50
(16)	Class B Notes		1.71000%	$19,500,000.00	$27,787.50
(17)	Class C Notes		2.10000%	$31,850,000.00	$55,737.50
(18)	Class D Notes		2.85000%	$23,400,000.00	$55,575.00

(19)				$1,009,312,094.45	$733,254.95

	2. AVAILABLE FUNDS

(20)	Interest Collections		$4,219,628.47
(21)	Principal Collections (Including Repurchases)		$20,965,228.79
(22)	Accounts Paid in Full		$14,243,387.62
(23)	Liquidation Proceeds		$256,160.79
(24)	Recoveries		$21,946.98
(25)	Investment Earnings		$1,063.85
(26)	Reimburse Prior Period Servicer Advances		$-184,612.04
(27)	Current Period Servicer Advances		$184,756.27

(28)	Total Collections		$39,707,560.73

(29)	Reserve Account Draw Amount		$0.00

(30)	Net Cap Receipt (Class A-2B)		$0.00
(31)	Net Cap Receipt (Class A-3B)		$0.00

(32)	Total Net Cap Receipt		$0.00

(33)	Total Available Funds		$39,707,560.73

Page: 1

	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(34)	Servicing Fees	1.00%	$848,135.08	$848,135.08	$0.00
(35)	Class A-1 Notes		$5,092.45	$5,092.45	$0.00
(36)	Class A-2 Notes		$148,500.00	$148,500.00	$0.00
(37)	Class A-3 Notes		$299,700.00	$299,700.00	$0.00
(38)	Class A-4 Notes		$140,862.50	$140,862.50	$0.00
(39)	First Allocation of Principal		$0.00	$0.00	$0.00
(40)	Class B Note Interest		$27,787.50	$27,787.50	$0.00
(41)	Second Allocation of Principal		$0.00	$0.00	$0.00
(42)	Class C Note Interest		$55,737.50	$55,737.50	$0.00
(43)	Third Allocation of Principal		$3,828,390.23	$3,828,390.23	$0.00
(44)	Class D Note Interest		$55,575.00	$55,575.00	$0.00
(45)	Fourth Allocation of Principal		$23,400,000.00	$23,400,000.00	$0.00
(46)	Reserve Account Deposit		$0.00	$0.00	$0.00
(47)	Regular Principal Distribution Amount		$8,450,000.00	$8,450,000.00	$0.00
(48)	Accrued and upaid fees to owner/indenture trustees		$0.00	$0.00	$0.00
(49)	Remaining Funds to Certificate Holders		$2,447,780.47	$2,447,780.47	$0.00

			$39,707,560.73	$39,707,560.73

(50)	Principal Payment		$0.00
(51)	First Allocation of Principal		$0.00
(52)	Second Allocation of Principal		$0.00
(53)	Third Allocation of Principal		$3,828,390.23
(54)	Fourth Allocation of Principal		$23,400,000.00
(55)	Regular Principal Distribution Amount		$8,450,000.00

(56)	Total Principal		$35,678,390.23

	4. POOL INFORMATION

(57)	Pool Balance		$982,083,704
(58)	Number of Receivables Outstanding		61,617
(59)	Weighted Average Contract Rate		4.77%
(60)	Weighted Average Maturity		52.36

	5. OVERCOLLATERALIZATION INFORMATION

(61)	Specified Reserve Account Balance		$3,250,000.00
(62)	Initial Target Credit Enhancement O/C Amount		$11,700,000.00
(63)	Target Credit Enhancement O/C Amount		$8,450,000.00
(64)	Beginning Period O/C Amount		$8,450,000.00
(65)	Ending Period O/C Amount		$8,450,000.00

(66)	Overcollateralization Shortfall		$0.00

	6. RESERVE ACCOUNT INFORMATION

(67)	Specified Reserve Account Balance		$3,250,000.00
(68)	Beginning Reserve Account Balance		$3,250,000.00
(69)	Reserve Account Deposits		$0.00
(70)	Reserve Account Earnings		$169.02
(71)	Distribute Earnings Collection Account		$-169.02
(72)	Reserve Account Draws		$0.00

(73)	Ending Reserve Account Balance		$3,250,000.00

Page: 2

	7. LOSS & DELINQUENCY REPORTING

(74)	Realized Losses for Collection Period	$213,592.33
(75)	Recoveries for Collection Period	$21,946.98

(76)	Net Losses for Collection Period	$191,645.35
(77)
(78)	Cumulative Losses (net of recoveries) for All Collection Periods	$1,358,664.92
(79)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.10451%
			#	#
(80)	Receivables 31-59 Days Delinquent	$3,939,316.63	238
(81)	As % of Ending Pool Balance	0.401%

(82)	Receivables 60-89 Days Delinquent	$757,179.75	54
(83)	As % of Ending Pool Balance	0.077%

(84)	Receivables 90 -119 Days Delinquent	$303,446.89	24
(85)	As % of Ending Pool Balance	0.031%

(86)	Receivables 120+ Days Delinquent	$72,172.15	3
(87)	As % of Ending Pool Balance	0.007%

(88)	Total Delinquencies	$5,072,115.42	319
(89)	As % of Ending Pool Balance	0.516%

(90)	Total Repossesion	$432,824.13	28

The Huntington National Bank, as Servicer, has delivered this information as required pursuant to Section 5.06 of the Sale and Servicing Agreement. The information is complete and accurate in all material aspects. No Event of Default, Servicer Termination Event has occurred and is continuing as certified by:

/s/ Kim Taylor
Name: Kim Taylor
Title: Senior Vice President
November 9, 2012

Page: 3